Intangible Assets, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 0.9	$ 2.5	$ 2.1
Intangible assets impairments	$ 0	$ 1.8	$ 0